Provision for reclamation (Tables)	12 Months Ended
Aug. 31, 2023
Provision For Reclamation
Schedule of reconciliation for reclamation expenses

	For the year ended August 31,
	2023	2022
Balance at beginning of year	$2,815	$2,681
Decrease in estimate for provision for reclamation	(2,234)	-
Accretion of provision for reclamation (Note 24)	252	134
Balance at end of year	$833	$2,815